Condensed Balance Sheets - USD ($)	Jan. 31, 2017	Jan. 31, 2016
ASSETS
Cash and cash equivalents	$ 13,695,168	$ 2,587,165
U.S. Government securities, current, at amortized cost (which approximates market)	456,058	5,740,659
Accrued income receivable	45,045	978,146
Prepaid expenses	53,608	54,930
Current assets	14,249,879	9,360,900
U.S. Government securities, noncurrent, at amortized cost (which approximates market)		456,058
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	14,249,882	9,816,961
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
Distribution payable	1,836,801	656,001
Accrued expenses	108,193	171,793
Deferred royalty revenue	2,099,415
Total liabilities	4,044,409	827,794
Unallocated reserve	10,205,470	8,989,164
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 14,249,882	$ 9,816,961